Cost of Revenues	12 Months Ended
Dec. 31, 2012
Cost of Revenues [Abstract]
Cost of Revenues

10. Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenue sharing fees	151,732	285,960	263,518	42,298
Content and operational costs	99,838	171,707	227,934	36,585
Bandwidth costs	19,552	37,462	67,721	10,870
Sales taxes and surcharges	28,301	59,547	72,126	11,577
Total	299,423	554,676	631,299	101,330